Accrued Liabilties and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued expenses		$ 231,793	$ 201,455	$ 43,633
Customer deposit		(35,066)	6,349
Withholding tax payable		4,114	4,361	7,349
Independent director fee payable			20,000
Compensation payable	[1]		100,802	144,015
Amount due to Agents		16,372
Other payables		233,128	167,762	46,616
Accrued Liabilties and Other Payables		$ 450,341	$ 500,729	$ 241,613	[2]

[1]	Compensation payable represents a claim relating to an employee of the subsidiary. On April 23, 2023, a settlement agreement was entered into with the employee, with compensation payable over 12 instalments commencing April 2023.
[2]	Re-presented as mentioned in Note 23